Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive (loss) income	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2020			138,847,345
Beginning balance at Dec. 31, 2020	$ 8,932,486	$ 8,864,470	$ 1,721	$ 2,078,125	$ (459,994)	$ (155,085)	$ 7,399,703	$ 68,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(183)							(183)
Repurchase of shares	(28,668)	(28,668)			(28,668)
Ordinary shares issued, net of tax withholdings	(9,399)	(9,399)		(195,340)	174,710		11,231
Share-based compensation	41,986	41,986		41,986
Total comprehensive income	515,277	515,148				37,372	477,776	129
Ending balance (in shares) at Jun. 30, 2021			138,847,345
Ending balance at Jun. 30, 2021	9,451,499	9,383,537	$ 1,721	1,924,771	(313,952)	(117,713)	7,888,710	67,962
Beginning balance (in shares) at Mar. 31, 2021			138,847,345
Beginning balance at Mar. 31, 2021	9,207,234	9,139,325	$ 1,721	2,088,760	(443,228)	(133,633)	7,625,705	67,909
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(55)							(55)
Repurchase of shares	(28,668)	(28,668)			(28,668)
Ordinary shares issued, net of tax withholdings	(18,851)	(18,851)		(190,049)	157,944		13,254
Share-based compensation	26,060	26,060		26,060
Total comprehensive income	265,779	265,671				15,920	249,751	108
Ending balance (in shares) at Jun. 30, 2021			138,847,345
Ending balance at Jun. 30, 2021	9,451,499	9,383,537	$ 1,721	1,924,771	(313,952)	(117,713)	7,888,710	67,962
Beginning balance (in shares) at Dec. 31, 2021			250,347,345
Beginning balance at Dec. 31, 2021	16,647,360	16,570,743	$ 3,024	8,522,694	(285,901)	(79,335)	8,410,261	76,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(580)							(580)
Repurchase of shares	(1,458)	(1,458)			(1,458)
Ordinary shares issued, net of tax withholdings	(10,494)	(10,494)		(30,744)	27,713		(7,463)
Share-based compensation	54,381	54,381		54,381
Total comprehensive income	(1,577,858)	(1,578,743)				82,261	(1,661,004)	885
Ending balance (in shares) at Jun. 30, 2022			250,347,345
Ending balance at Jun. 30, 2022	15,111,351	15,034,429	$ 3,024	8,546,331	(259,646)	2,926	6,741,794	76,922
Beginning balance (in shares) at Mar. 31, 2022			250,347,345
Beginning balance at Mar. 31, 2022	14,729,778	14,653,130	$ 3,024	8,541,022	(273,320)	(25,687)	6,408,091	76,648
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(462)							(462)
Ordinary shares issued, net of tax withholdings	(14,019)	(14,019)		(21,570)	13,674		(6,123)
Share-based compensation	26,879	26,879		26,879
Total comprehensive income	369,175	368,439				28,613	339,826	736
Ending balance (in shares) at Jun. 30, 2022			250,347,345
Ending balance at Jun. 30, 2022	$ 15,111,351	$ 15,034,429	$ 3,024	$ 8,546,331	$ (259,646)	$ 2,926	$ 6,741,794	$ 76,922